Inventories	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Inventories [Abstract]
INVENTORIES

Note 5 - INVENTORIES

Inventories, primarily consisted of cryptocurrency mining machines and standardized computing equipment, which are finished goods from manufactures. As of June 30, 2024 and December 31, 2023, inventories consisted of the following:

	June 30,	December 31,
	2024	2023
Finished goods	$-	$-

No inventory write-down was recorded for the six months ended June 30, 2024 and December 31,2023.

Note 5 - INVENTORIES

Inventories, primarily consisted of cryptocurrency mining machines and standardized computing equipment, which are finished goods from manufactures. As of December 31, 2023 and 2022, inventories consisted of the following:

	December 31,	December 31,
	2023	2022
Finished goods	5,502,404	$3,915,456

No inventory write-down was recorded for the years ended December 31, 2023, 2022 and 2021.